Lease Liability	6 Months Ended
Jun. 30, 2022
Lease liabilities [abstract]
Lease Liability
16. LEASE LIABILITY

	AS OF DECEMBER 31, 2021	AS OF JUNE 30, 2022
Due in less than one year	$5,546	$6,590
Due between one and five years	25,151	25,886
Due in more than five years	16,301	9,849

Total	$46,998	$42,325